SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 15:-     SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial expenses, net:

	Year ended December 31,
	2015	2016	2017

Financial income:
Interest on deposits	$101	$242	$126
Foreign currency translation differences	1,273	966	2,522

	1,374	1,208	2,648
Financial expenses:
Bank charges and interest on loans	(5,885)	(3,794)	(4,830)
Foreign currency translation differences and derivatives (*)	(9,897)	(3,717)	(3,707)
Impairment and amortization of premium on marketable securities (*)	(330)	-	-

	(16,112)	(7,511)	(8,537)

	$(14,738)	$(6,303)	$(5,889)

(*)
The amounts for the years ended December 2015 include expenses of $ 1,634, resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related realization of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. During 2016, the Company recorded $ 907 income upon collection of trade receivables balances at a rate which is higher than the SICAD II.

b.	Net income per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2015	2016	2017
Numerator:
Numerator for basic and diluted net income per share - income available to shareholders of Ordinary shares	$1,011	$11,429	$15,560

Denominator:
Denominator for basic net income per share - weighted average number of shares	77,239,409	77,702,788	77,916,912

Effect of dilutive securities:
Employee stock options and RSU	57,272	910,740	2,025,441

Denominator for diluted net income per share - adjusted weighted average number of shares	77,296,681	78,613,528	79,942,353